Equity Method Investments	12 Months Ended
Dec. 31, 2021
Equity Method Investments.
Equity Method Investments
(8)	Equity Method Investments

The Company’s investments in entities that are accounted as equity method investments consist of the following: (1) 49% interest in each of three entities which together form China International Travel Service Limited. These three entities are CITS GBT Southern China Air Services Limited, CITS GBT Travel Services Limited and CITS GBT Air Services Limited; (2) 35% interest in Uvet Global Business Travel S.p.A.; (3) 51% interest in HRG Jin Jiang Travel (China); (4) 49% interest in Liga Travel GmbH, Germany; (5) 50% interest in OFB Reisen GmbH, Austria and (6) 25% interest in Bavaria Lloyd Reisebüro GmbH, Germany. None of the equity investments are material to the Company. The equity method investments amounted to $17 million and $23 million as of December 31, 2021 and 2020, respectively. The Company recognized its share of (losses) earnings of $(8) million, $(5) million and $5 million for the years ended December 31, 2021, 2020 and 2019, respectively, which includes $2m of impairment of investments in HRG Jin Jiang Travel (China) for the year ended December 31, 2021.